Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Note 15 - Shareholders' Equity

The ordinary shares of the Company are traded on the Nasdaq Global Select Market, under the symbol "CRNT".

A.	General

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

B.	Stock options plans

1.
In 2003, the Company adopted a share option plan, which has been extended or replaced from time to time. To date, the plan that is currently in effect is the Amended and Restated Share Option and RSU Plan as amended on August 10, 2014 (the “Plan”). Under the Plan, options and RSUs may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire between six to ten years from the date of grant. The Plan expires in December 2024. The Company needs to reserve, and the Board of Directors has reserved, sufficient authorized but unissued Shares for purposes of the Plan subject to adjustments as provided in the Plan. Since the last amendment in 2014, the Company has reserved 15,382,891 units under the Plan. As of December 31, 2023, an aggregate of 324,620 ordinary shares were available for future grants under the plan.

2.	The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2023:

	Year ended December 31, 2023
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands
Outstanding at beginning of year	5,305,732	2.95	3.83	19
Granted	1,466,357	2.00
Exercised	(22,415)	1.78
Forfeited or expired	(1,124,192)	2.93

Outstanding at end of the year	5,625,482	2.71	3.66	300

Options exercisable at end of the year	3,182,912	2.88	2.87	72

Vested and expected to vest	5,127,051	2.74	3.54	246

The weighted average fair value of options granted during 2023, 2022 and 2021 was $1.02, $1.32 and $2.25, respectively.

The intrinsic value of options exercised during the years ended December 31, 2023, 2022 and 2021 was $6 thousand, $117 thousand, and $5,519 thousand, respectively.

The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2023:

	Year ended December 31, 2023
	Number of RSUs	Aggregate intrinsic value
		$ thousands
Unvested at beginning of year	2,108,339	4,027
Granted	1,328,447
Vested	(537,323)
Forfeited	(277,268)

Unvested at end of the year	2,622,195	5,664

The weighted average fair value at grant date of RSUs granted during 2023, 2022 and 2021 was $2.01, $2.56 and $4.07, respectively.

As of December 31, 2023, the total unrecognized estimated compensation cost related to non-vested stock options and RSUs granted prior to that date was $4,396 thousand, which is expected to be recognized over a weighted average period of approximately one year.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2023, 2022 and 2021, was comprised as follows:

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Cost of revenues	482	587	289
Research and development, net	828	405	236
Sales and marketing	1,416	1,355	700
General and administrative	1,238	1,213	1,337

Total share-based compensation expenses	3,964	3,560	2,562

C.	Dividends

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.